ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

As of December 31, 2021 and 2020, accrued expenses and other current liabilities consist of:

	As of December 31,
	2021	2020
Accrued expenses	$390,138	$233,842
North West Parks Board	1,177,050	1,049,515
Other taxation payable	33,314	104,368
VAT	48,493	28,271
Derivative liability	250,000	250,000
Sundry payables	165,307	144,226
Total	$2,064,302	$1,810,222